Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 658,046	€ 73,521
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	157,985	7,481
More than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 500,061	€ 66,040